Property, Plant and Equipment (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment
Property, plant and equipment	€ 16,220	€ 16,240
Building And Leasehold Improvements
Property, Plant and Equipment
Right-of-use assets	€ 14,363	€ 14,484